Commitments and Contingencies	3 Months Ended	10 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies.
Commitments and Contingencies

Note 5 — Commitments and Contingencies

Registration Rights

The holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans, if any (and any shares of common stock issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans), are entitled to registration rights pursuant to a registration rights agreement. These holders are entitled to certain demand and “piggyback” registration rights. However, the registration rights agreement provides that we will not be required to effect or permit any registration or cause any registration statement to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement and Advisory Fees

The Company paid an underwriting discount of 2.0% of the per Unit offering price to Cantor Fitzgerald & Co at the closing of the Initial Public Offering, with an additional fee of 4.5% of the gross offering proceeds payable only upon the Company’s completion of its Initial Business Combination, of which $8,700,000 will be paid to Cantor Fitzgerald & Co and $300,000 will be paid to Roth Capital Partners, LLC, an independent financial advisor to the Company.

The Company has entered into capital markets advisory agreements with multiple advisors pursuant to which fees will be paid in an aggregate amount of up to 2% of the cash retained from the trust account (net of redemptions) plus any gross proceeds raised in a financing relating to an Initial Business Combination. The capital markets advisory fees are contingent on both the consummation and the specific terms of an Initial Business Combination, neither of which can be reasonably predicted at this time. Accordingly, no accrual has been made for these arrangements in the unaudited financial statements.

Note 5 — Commitments and Contingencies

Registration Rights

The holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans, if any (and any shares of common stock issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans), are entitled to registration rights pursuant to a registration rights agreement. These holders are entitled to certain demand and “piggyback” registration rights. However, the registration rights agreement provides that we will not be required to effect or permit any registration or cause any registration statement to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement and Advisory Fees

The Company paid an underwriting discount of 2.0% of the per Unit offering price to Cantor Fitzgerald & Co at the closing of the Initial Public Offering, with an additional fee of 4.5% of the gross offering proceeds payable only upon the Company’s completion of its Initial Business Combination, of which $8,700,000 will be paid to Cantor Fitzgerald & Co and $300,000 will be paid to Roth Capital Partners, LLC, an independent financial advisor to the Company.